Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
25. Share-based payments
2023 Omnibus Incentive Compensation Plan (the “Plan”)
Lifezone adopted the 2023 Omnibus Incentive Compensation Plan in order to give Lifezone a competitive advantage in attracting, retaining, awarding and motivating directors, officers, employees and consultants by granting equity and equity-based awards. The 2023 Plan permits the grant of options to purchase Lifezone Ordinary Shares, stock appreciation rights, restricted shares, restricted stock units or other equity or equity related awards, in each case, in respect of Lifezone Ordinary Shares and cash incentive awards, thus enhancing the alignment of employee and shareholder interests.
The initial share limit under the 2023 Plan is the number of Lifezone Ordinary Shares equal to 10% of fully-diluted share capital of Lifezone Metals as of immediately following the consummation of the Business Combination.
Share-based payments - Stock Options
On August 14, 2025, Lifezone granted 1,583,085 stock options for the first time under the Plan with an exercise price of $4.40 and an expiry date of August 14, 2030. The stock options vest in three equal tranches on November 1, 2025, August 14, 2026 and August 14, 2027. The fair value of the options was determined on grant date using the Black-Scholes option pricing model and using the following key assumptions:
Key Assumptions

Risk free rate	3.60% to 3.62%
Expected volatility	65%
Expected life:
Tranche 1	2.61 years
Tranche 2	3 years
Tranche 3	3.49 years
Expected dividend yield	—
Forfeiture rate	—
Share Price	$4.56
The total fair value of the options granted is being recognized as share-based payment expense on a straight-line basis over the respective vesting periods of each tranche, in accordance with IFRS 2 - Share-based Payment. Lifezone has not estimated any forfeitures, given management’s assessment of a low likelihood of any material forfeitures.

	Stock Options	Weighted average Exercise price
Balance as at January 1, 2025	-	-
Granted	1,583,085	$4.40
Balance as at December 31, 2025	1,583,085	$4.40
Exercisable at December 31, 2025	527,692	$4.40
The weighted average remaining contractual life of share options outstanding as at December 31, 2025, is 4.62 years. The total share-based payment expense related to the stock options awards in the year ended December 31, 2025, was $1,707,397 (2024: nil ).
Share-based payments - RSUs
On July 1, 2024, Lifezone granted 2,600,000 RSU awards under the Plan each representing the right for participants to receive 1 share in Lifezone. On July 1, 2024, 933,333 RSUs vested, with the remaining 1,666,667 vesting under market price performance conditions of $14.50 per share and $16.00 per share (respectively) based on daily VWAP of the shares for any 20 Trading Days. The vesting period is five years commencing on July 1, 2024.
On December 1, 2025, Lifezone cancelled 1,500,000 RSUs out of the total unvested 1,666,667 RSUs that were originally granted on July 1, 2024. As a replacement for the cancelled RSUs Lifezone granted new 1,500,000 RSUs that are not subject to any performance conditions and vest equally in three installments on April 7, 2026, September 7, 2026 and April 7, 2027.
Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award. The incremental value is measured as the excess of the fair value of the replacement awards over the fair value of the cancelled awards at the cancellation date of December 1, 2025. Lifezone considered Monte Carlo simulation method as the most appropriate model for determining the fair value for its cancelled RSUs. The option-pricing model requires Lifezone to make several assumptions, including share price, expected volatility, expected term, risk-free interest rate, and expected dividends.
The total incremental share-based compensation of this replacement is $2,970,000 of which $413,639 is expensed as share-based payments in the year ended December 31, 2025. The cancelled RSUs with market performance conditions were independently valued using the Monte Carlo simulation with key assumptions of risk-free rate of 3.60%, dividend yields of 0.00%, expected volatility of 70% and expected lives of 3.6 years. The fair value of replacement RSUs is based on the market value of the underlying shares at the date of grant.
During the year ended December 31, 2024, Lifezone Metals granted another 5,405 RSUs that vested immediately.

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2024	-	-
Granted	2,605,405	6.74
Vested	(938,738)	7.67
Outstanding as at December 31, 2024	1,666,667	6.21
Granted	1,500,000	3.68
Cancelled	(1,500,000)	6.21
Vested	-	-
Outstanding as at December 31, 2025	1,666,667	3.93
The total share-based payment expense related to the RSU awards in the year ended December 31, 2025, was $413,639 (2024: $17.82 million).
Share-based payments - Earnouts
Between the period from July 6, 2023, and July 6, 2028, eligible shareholders are entitled to receive up to 26,797,052 additional ordinary shares of Lifezone Metals ("Earnout shares") in the aggregate in two equal tranches if the daily VWAP of Lifezone Metals shares for any 20 trading days is greater than or equal to $14.00 ("Tranche 1") or $16.00 ("Tranche 2"). Earnout shares grant date is July 6, 2023, and the fair value of Earnout shares were independently valued based on a Monte Carlo simulation model.

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052

All earnouts are outstanding as of December 31, 2025.